SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of accounts receivable net

	September 30,	December 31,
	2024	2023
Oil, natural gas and NGL sales	$11,586	$76,115

Joint interest accounts receivable	625,294	494,587
Unbilled joint interest expense	1,401	(852)
Total joint interest related receivables	626,695	493,735

Other accounts receivable	59,735	122,501
Allowance for expected losses	—	—
Total Accounts receivable, net	$698,016	$692,351

	December 31,	December 31,
	2023	2022
Oil, natural gas and NGL sales	$76,115	$263,804
Less: Electrical cost recovery	—	(179,336)
Oil, natural gas and NGL sales, net of electrical cost recovery	76,115	84,468
Joint interest accounts receivable	494,587	445,953
Unbilled joint interest expense	(852)	371,737
Total joint interest related receivables	493,735	817,690
Other accounts receivable	122,501	11,827
Allowance for expected losses	—	(78,812)
Total Accounts receivable, net	$692,351	$835,173

Schedule of accounts payable

	September 30,	December 31,
	2024	2023
Trade payable	$1,014,197	$773,387
Suspense payable	732,055	727,153
Total accounts payable	$1,746,252	$1,500,540

	December 31, 2023	December 31, 2022
Trade payable	$773,387	$363,574
Suspense payable	727,153	1,134,051
Other	—	49,521
Total accounts payable	$1,500,540	1,547,146

Schedule of asset retirement obligation liabilities measured at fair value on a non-recurring basis

September 30, 2024	Level 1	Level 2	Level 3	Total
ARO liabilities	$—	$—	$1,722,926	$1,722,926
Assignment of interest in certain properties	$—	$—	$166,449	$166,449

December 31, 2023
ARO liabilities	$—	$—	$1,654,968	$1,654,968
Stock-based compensation	$—	$—	$2,499,000	$2,499,000

	Level 1	Level 2	Level 3	Total
December 31, 2022
ARO liabilities	$—	$—	$5,485,915	$5,485,915
December 31, 2023
ARO liabilities	$—	$—	$1,569,166	$1,569,166
Stock-based compensation	—	—	$2,499,000	$2,499,000